Supplement dated September 16, 2024 to the Loomis Sayles Funds Statements of Additional Information, dated February 1, 2024 and May 1, 2024, Natixis Funds Statements of Additional Information, dated February 1, 2024, April 1, 2024, May 1, 2024 and June 1, 2024, and the Natixis ETFs Statements of Additional Information, dated May 1, 2024, as may be revised or supplemented from time to time, for the following funds:

AEW Global Focused Real Estate Fund	Loomis Sayles Strategic Income Fund
Gateway Equity Call Premium Fund	Mirova Global Green Bond Fund
Gateway Fund	Mirova Global Sustainable Equity Fund
Loomis Sayles Bond Fund	Mirova International Sustainable Equity Fund
Loomis Sayles Core Plus Bond Fund	Natixis Gateway Quality Income ETF
Loomis Sayles Fixed Income Fund	Natixis Loomis Sayles Focused Growth ETF
Loomis Sayles Global Allocation Fund	Natixis Loomis Sayles Short Duration Income ETF
Loomis Sayles Global Bond Fund	Natixis Oakmark Fund
Loomis Sayles Global Growth Fund	Natixis Oakmark International Fund
Loomis Sayles Growth Fund	Natixis Target Retirement 2015 Fund®
Loomis Sayles High Income Fund	Natixis Target Retirement 2020 Fund®
Loomis Sayles High Income Opportunities Fund	Natixis Target Retirement 2025 Fund®
Loomis Sayles Inflation Protected Securities Fund	Natixis Target Retirement 2030 Fund®
Loomis Sayles Institutional High Income Fund	Natixis Target Retirement 2035 Fund®
Loomis Sayles Intermediate Duration Bond Fund	Natixis Target Retirement 2040 Fund®
Loomis Sayles International Growth Fund	Natixis Target Retirement 2045 Fund®
Loomis Sayles Investment Grade Bond Fund	Natixis Target Retirement 2050 Fund®
Loomis Sayles Investment Grade Fixed Income Fund	Natixis Target Retirement 2055 Fund®
Loomis Sayles Limited Term Government and Agency Fund	Natixis Target Retirement 2060 Fund®
Loomis Sayles Securitized Asset Fund	Natixis Target Retirement 2065 Fund®
Loomis Sayles Senior Floating Rate and Fixed Income Fund	Natixis U.S. Equity Opportunities Fund
Loomis Sayles Small Cap Growth Fund	Natixis Vaughan Nelson Select ETF
Loomis Sayles Small Cap Value Fund	Vaughan Nelson Mid Cap Fund
Loomis Sayles Small/Mid Cap Growth Fund	Vaughan Nelson Select Fund
Loomis Sayles Strategic Alpha Fund	Vaughan Nelson Small Cap Value Fund

Effective September 11, 2024, Marina Gross has been appointed as an Interested Trustee to the Board of Trustees of Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Loomis Sayles Fund I, Loomis Sayles Funds II, Gateway Trust, Natixis ETF Trust and Natixis ETF Trust II (the “Trusts”). Accordingly, the following is hereby added to the “Interested Trustees” table located in the sub-section “Trustees and Officers” within the section “Management of the Trust(s)”:

Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2] and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership
Marina Gross[5] (1976)	Trustee since 2024	Executive Vice President-Head of Solutions, US, Natixis Investment Managers	50 None	Experience as Executive Vice President-Head of Solutions, US, Natixis Investment Managers

[5]

Ms. Gross is deemed an “interested person” of the Trusts because she holds the following position with an affiliated person of the Trusts: Executive Vice President and Head of Solution, US, Natixis Investment Managers.

Effective immediately, the sub-section “Fund Securities Owned by the Trustees” within the section “Management of the Trust” is amended to include the following:

As of August 30, 2024, Ms. Gross had the following ownership in the Funds and in all funds in the Fund Complex:

Interested Trustees

Dollar Range of Fund Shares*	Marina Gross
Gateway Equity Call Premium Fund	B
Gateway Fund	E
Loomis Sayles Bond Fund	E
Loomis Sayles Core Plus Bond Fund	E
Loomis Sayles Growth Fund	E
Loomis Sayles Investment Grade Bond Fund	B
Loomis Sayles Small Cap Growth Fund	C
Loomis Sayles Small Cap Value Fund	B
Mirova Global Sustainable Equity Fund	D
Natixis Loomis Sayles Short Duration Income ETF	B
Natixis Oakmark Fund	E
Natixis Oakmark International Fund	D
Vaughan Nelson Mid Cap Fund	C
Vaughan Nelson Select Fund	B
Vaughan Nelson Small Cap Value Fund	B
Aggregate Dollar Range of Fund Shares in Fund Complex Overseen by Trustee	E

*	A. None

B.  $1 – 10,000

C.  $10,001 – $50,000

D.  $50,001 – $100,000

E.  over $100,000